Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events
29.	Subsequent events

(a)New grants of share options

In January 2023, the Company approved to grant a total number of 63,464 share options to certain employees at an exercise price of US$9.70 per option.

On March 6, 2023, the board of directors resolved to approve the appointment of Mr. Jun Hong Heng, an independent director of the Company, as an additional member of the audit committee, since then, the audit committee has been consisted of three members, namely Ms. Grace Hui Tang, Mr. Jim Zhang (Zhang Xingsheng) and Mr. Jun Hong Heng with Ms. Grace Hui Tang being the chairman. The board also resolved to approve the grants of options, which are share-settleable for a fixed monetary amount of US$160,000, to each of the three audit committee members on March 30, 2023 (“Grant date”). All the options will vest one year after the Grant Date.

(b)   A combination between entities under common control

On June 30, 2023, Ecarx (Hubei) Tech Co. Ltd. (“Ecarx Hubei”) made additional capital injection amounting to RMB266,667 to JICA, of which RMB1,000 was paid on June 30, 2023 and the remaining RMB265,667 is payable within the next 3 years. Previously, Ecarx Hubei held 50% ownership interest in JICA, with the other 50% owned by Geely Automotive Group Co., Ltd. (“Geely Auto”), an entity under common control. Following the additional investment in JICA, Ecarx Hubei now owns a controlling interest of 70% in JICA, and the remaining 30% equity interest in JICA is recorded as non-redeemable non-controlling interests. As the acquisition of JICA was a combination between entities under common control, these consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of the Group and JICA using the pooling-of-interests method as if the transaction occurred when JICA was established on April 28, 2021. All intercompany transactions and balances between the combining entities have been eliminated.

The following table summarizes the results of operations and net assets of JICA consolidated in these consolidated financial statements. The amounts are after eliminating transactions between the Group and JICA.

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets	135,525	572,259
Non-current assets	6,726	43,655
Total assets	142,251	615,914

LIABILITIES
Current liabilities	2,286	486,351
Non-current liabilities	—	9,229
Total liabilities	2,286	495,580

	Year ended December 31,
	2021	2022
	RMB	RMB
Revenues	—	5,138
Cost of revenues	(130)	(1,475)
Gross (loss) profit	(130)	3,663

Loss from operations	(18,493)	(167,952)
Profit (loss) before income taxes	13,380	(136,512)
Net profit (loss)	9,965	(144,005)